Deposits (Tables)	12 Months Ended
Mar. 31, 2023
Deposit Liabilities Table Disclosures
Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2022 and March 31, 2023 were as follows:

	As of March 31,
	2022		2023		2023

	(In millions)
Interest-bearing:
Savings deposits	Rs.	5,117,372.1	Rs.	5,624,911.4	US$	68,437.9
Time deposits		8,080,607.6		10,472,547.9		127,418.8

Total interest-bearing deposits		13,197,979.7		16,097,459.3		195,856.7
Non-interest-bearing deposits		2,382,052.2		2,729,176.3		33,205.7

Total	Rs.	15,580,031.9	Rs.	18,826,635.6	US$	229,062.4

Time Deposits By Maturity
As of March 31, 2023, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2023
	(In millions)
Due to mature in the fiscal year ending March 31:
2024	Rs.	7,121,444.9	US$	86,646.1
2025		2,119,471.5		25,787.5
2026		518,151.5		6,304.3
2027		235,850.6		2,869.6
2028		341,065.1		4,149.7
Thereafter		136,564.3		1,661.6

Total	Rs.	10,472,547.9	US$	127,418.8